Note 3 - Business Combination - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018
Goodwill	$ 15,682	$ 15,682	$ 15,682
CVie Investments [Member]
Cash and cash equivalents				$ 193
Restricted cash				31
Prepaid expenses and other current assets				387
Property and equipment, net				76
Intangible assets				77,090
Total identifiable assets acquired				77,777
Current liabilities				(2,590)
Loans payable, current				(7,944)
Deferred tax liabilities, noncurrent				(15,418)
Other liabilities, noncurrent				(7)
Net identifiable assets acquired				51,818
Goodwill				15,682
Net assets acquired				$ 67,500